INCOME TAXES - DEFERRED TAX ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Asset Movement [Roll Forward]
Deferred tax asset, beginning of year	$ 44	$ 0
Recognized in net income (loss)	(10)	1
Business combination	369	2
Recognized in equity	86	21
Foreign exchange and other	$ 1	20
Deferred tax asset, end of year		$ 44